ACQUISITION OF 2734158 ONTARIO INC. (Tables)	12 Months Ended
Jun. 30, 2020
Acquisition Of 2734158 Ontario Inc.
Assets acquired and liabilities assumed
Cash	48,850
Other assets	59,040
Computer equipment	16,337
Furniture and fixture	27,222
Leasehold improvement	46,081
Liabilities assumed	(20,328)
Total identifiable net assets acquired	177,202

Non-controlling interest
	$

Consideration		723,000
Ownership		50.1%
Fair value of assets acquired		1,443,114
Consideration		(723,000)
Non-controlling interest		720,114

Licenses allocated from acquisition
Consideration transferred	723,000
Consideration received by 273 Ontario	(723,000)
Non-controlling interest	720,114
Fair value of identifiable net assets	(177,202)
Fair value of licenses	542,912